Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Common stock, shares authorized		500,000,000
Stock issued during period of holdback shares		450,000
Common Class A [Member]
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	488,000,000	488,000,000
Common stock, shares issued	[1]	4,821,281
Common stock, shares outstanding	[1]	4,821,281
Common Class B [Member]
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	12,000,000	12,000,000
Common stock, shares issued	[1]	4,500,000	4,500,000
Common stock, shares outstanding	[1]	4,050,000	4,500,000
Stock issued during period of holdback shares	[1]	450,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.